Schedule I - Combined Condensed Statement of Changes in Shareholders' Equity (Detail) - CAD ($) $ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Beginning Balance		$ 173.8	$ 299.9	$ 391.7
Net income (loss)		857.7	(76.1)	(175.9)
Issuance and modification of performance share units		(30.0)
Issuance of deferred share units		0.7
Other comprehensive (loss) income		(15.5)	(12.3)	9.5
Issuance of capital stock		976.8
Return of capital		(8.3)
Earnout rights		(521.3)
Dividends paid		(9.3)
Ending Balance		1,582.6	173.8	299.9
Parent [member]
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Beginning Balance		173.8	299.9	391.7
Net income (loss)		857.7	(76.1)	(175.9)
Equity in other comprehensive income of subsidiary		157.6		84.1
Exercise of performance share units and director units			4.1
Deficit in other comprehensive income of subsidiary			(54.1)
Issuance and modification of performance share units		(30.0)
Issuance of deferred share units		0.7
Other comprehensive (loss) income		(15.1)
Issuance of capital stock		976.8
Return of capital		(8.3)
Earnout rights		(521.3)
Dividends paid		(9.3)
Ending Balance		1,582.6	173.8	299.9
Issued capital
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Issuance of capital stock	[1]		409.5
Issued capital | Capital stock
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Beginning Balance		409.5	409.5	409.5
Issuance of capital stock		976.8
Return of capital		(8.3)
Ending Balance		1,378.0	409.5	409.5
Issued capital | Parent [member] | Capital stock
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Beginning Balance		409.5	409.5	409.5
Issuance of capital stock		976.8
Return of capital		(8.3)
Ending Balance		1,378.0	409.5	409.5
Contributed Surplus
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Beginning Balance		4.1
Issuance and modification of performance share units		(30.0)
Issuance of deferred share units		0.7
Ending Balance		(25.2)	4.1
Contributed Surplus | Parent [member]
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Beginning Balance		4.1
Exercise of performance share units and director units			4.1
Issuance and modification of performance share units		(30.0)
Issuance of deferred share units		0.7
Ending Balance		(25.2)	4.1
Foreign exchange gain (loss) on translation to presentation currency
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Beginning Balance		(0.9)	11.4	1.9
Ending Balance		(16.4)	(0.9)	11.4
Foreign exchange gain (loss) on translation to presentation currency | Parent [member]
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Other comprehensive (loss) income		(15.1)
Ending Balance		(15.1)
Equity (Deficit) in Other Compre- hensive income of subsidiary | Parent [member]
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Beginning Balance		9.5	63.6	(20.5)
Equity in other comprehensive income of subsidiary		157.6		84.1
Deficit in other comprehensive income of subsidiary			(54.1)
Ending Balance		167.1	9.5	63.6
Accumulated other compre- hensive income (loss)
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Beginning Balance		9.5	63.6	(20.5)
Ending Balance		152.0	9.5	63.6
Accumulated other compre- hensive income (loss) | Parent [member]
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Beginning Balance		9.5	63.6	(20.5)
Equity in other comprehensive income of subsidiary		157.6		84.1
Deficit in other comprehensive income of subsidiary			(54.1)
Other comprehensive (loss) income		(15.1)
Ending Balance		152.0	9.5	63.6
Retained earnings (deficit)
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Beginning Balance		(249.3)	(173.2)	2.7
Net income (loss)		857.7	(76.1)	(175.9)
Earnout rights		(521.3)
Dividends paid		(9.3)
Ending Balance		77.8	(249.3)	(173.2)
Retained earnings (deficit) | Parent [member]
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Line Items]
Beginning Balance		(249.3)	(173.2)	2.7
Net income (loss)		857.7	(76.1)	(175.9)
Earnout rights		(521.3)
Dividends paid		(9.3)
Ending Balance		$ 77.8	$ (249.3)	$ (173.2)

[1]	Retrospectively adjusted to reflect the reverse stock split, described below. On March 23, 2021, the Company was incorporated with one share. On March 29, 2021, the Company entered into an agreement with Algoma Steel Intermediate Parent S.A.R.L. to purchase all of the issued and outstanding Common shares (100,000,001) held in Algoma Steel Holdings Inc. in exchange for 100,000,000 additional Common shares in the Company. On October 18, 2021, the Company executed a return of capital to Algoma Steel Intermediate Parent S.a.r.l., a former related party and commonly controlled affiliate of Algoma Steel Parent S.C.A., the Company’s former ultimate parent company. The Company’s subsidiary, Algoma Steel Inc. provided a loan to facilitate the payment totalling $8.3 million (US $6.7 million) (refer to Note 31). Pursuant to the Merger Agreement with Legato (refer to Note 4), on October 19, 2021, the Company effected a reverse stock split, such that each outstanding common share became such number of common shares as determined by the conversion factor of 71.76775% (as defined in the Merger Agreement). As a result, the 100,000,001 common shares outstanding on the day prior to the Merger were split into 71,767,775 common shares. Further, the Company issued an additional 30,306,320 and 10,000,000 common shares to the Legato common shareholders and certain investor (“PIPE Investors”), respectively, in accordance with the Merger Agreement. As a result, capital stock was increased by $542.7 million, net of share issuance costs of $2.2 million (US $439.1 million). On February 9, 2022, the Company issued 35,883,692 common shares in connection with the earnout rights granted to non-management shareholders that existed prior to the Merger (refer to Note 4). On March 3, 2022, the Company announced a normal course issuer bid (the “NCIB”) after receiving regulatory approval from the Toronto Stock Exchange. Pursuant to the NCIB, the Company is authorized to acquire up to a maximum of 7,397,889 of its shares, or 5% of its 147,957,790 issued and outstanding shares as of February 18, 2022, subject to a daily maximum of 16,586 shares. The common shares are available for purchase for cancellation commencing on March 3, 2022 until no later than March 2, 2023. No shares were repurchased by the Company under the NCIB during the year ended March 31, 2022. On March 31, 2022, a dividend payment of $9.3 million (US $7.4 million) was paid and recorded as a distribution through retained earnings (refer to Note 35).